Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 01, 2016	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000001519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	$ 10,000		$ 10,061	$ 10,426	$ 10,731	$ 11,933	$ 11,933	$ 11,886	$ 10,977	$ 11,571	$ 11,990	$ 12,461
C000001516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,577		9,612	9,944	10,219	11,343	11,310	11,241	10,376	10,902	11,281	11,692
C000001524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,577		9,562	9,760	10,062	10,957	10,994	10,947	10,077	10,642	10,993	11,429
C000001527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,007	10,236	10,576	11,540	11,594	11,570	10,677	11,295	11,689	12,187
C000001531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,073	10,331	10,623	11,738	11,745	11,730	10,813	11,343	11,665	12,055
C000001528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,580		9,633	9,862	10,122	11,154	11,141	11,108	10,220	10,700	10,971	11,316
C000001536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,577		9,621	9,983	10,374	11,435	11,425	11,341	10,610	11,257	11,570	12,056
C000001539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,058	10,466	10,898	12,033	12,047	11,994	11,238	11,947	12,307	12,839
C000001543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,068	10,380	10,740	11,842	11,806	11,830	10,886	11,556	11,928	12,377
C000001540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,580		9,633	9,910	10,232	11,258	11,199	11,209	10,280	10,894	11,224	11,626
C000023361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,576		9,600	10,220	10,541	12,211	12,146	12,263	10,272	10,711	11,355	11,765
C000023364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,044	10,713	11,072	12,850	12,816	12,963	10,868	11,360	12,070	12,536
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	10,000		10,075	10,309	10,724	11,684	11,826	11,783	11,204	11,821	12,220	12,813
Lipper California Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper California Municipal Debt Funds Classification Average
S And P Municipal Bond California Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond California Index
Accumulated Value	10,000		10,035	10,322	10,704	11,706	11,794	11,708	11,149	11,752	12,106	12,672
Lipper Other States Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Other States Municipal Debt Funds Classification Average
S And P Municipal Bond Connecticut Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Connecticut Index
Accumulated Value	10,000		9,979	10,133	10,571	11,464	11,650	11,606	11,222	11,757	12,142	12,780
Lipper Massachusetts Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Massachusetts Municipal Debt Funds Classification Average
S And P Municipal Bond Massachusetts Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Massachusetts Index
Accumulated Value	10,000		9,994	10,203	10,586	11,508	11,606	11,506	10,952	11,500	11,831	12,426
S And P Municipal Bond New Jersey Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond New Jersey Index
Accumulated Value	10,000		10,129	10,588	11,086	12,227	12,388	12,350	11,892	12,590	13,009	13,684
Lipper New Jersey Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper New Jersey Municipal Debt Funds Classification Average
Lipper New York Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper New York Municipal Debt Funds Classification Average
S And P Municipal Bond New York Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond New York Index
Accumulated Value	10,000		10,046	10,277	10,651	11,562	11,648	11,613	11,033	11,676	12,031	12,581
S And P Municipal Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Yield Index
Accumulated Value	$ 10,000		$ 10,442	$ 10,859	$ 11,519	$ 13,115	$ 13,414	$ 13,658	$ 12,486	$ 13,571	$ 14,448	$ 14,986